Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Russell 3000 Index* (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Russell 2000 Value Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent			12.59%	8.88%	9.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500 Index* (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
Towle Small-Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.50%	6.28%	7.80%
Towle Small-Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.40%	5.22%	6.46%
Towle Small-Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.97%	4.92%	6.15%

[1]	The Fund has selected the Russell 3000 Index, which represents the overall market in which the Fund invests, as its primary benchmark, replacing the S&P 500 Index.